Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 32,779	$ 37,362	$ 37,837